Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings / (Loss) per Share:

14.       Earnings / (Loss) per share:

All common shares issued (including the restricted shares issued under the Company’s equity incentive plan) have equal rAll common shares issued (including the restricted shares issued under the Company’s equity incentive plan) have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings / (loss) per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the years ended December 31, 2017 and 2019, during which the Company incurred losses, the effect of 280,000 and 271,038 non-vested shares, respectively, as well as the effect of 104,250 non-vested share options, would be anti-dilutive, and “Basic loss per share” equals “Diluted loss per share.” For the year ended December 31, 2018 the denominator of the diluted earnings per share calculation includes 264,884 shares, being the number of incremental shares assumed issued under the treasury stock method and does not include the effect of 104,250 non-vested share options outstanding as of that date, as their effect was anti-dilutive.

The Company calculates basic and diluted loss per share as follows:

	Years ended December 31,
	2017	2018	2019
Income / (Loss) :
Net income / (loss)	$(9,771)	$58,397	$(16,201)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	63,034,394	77,061,227	93,735,549
Basic earnings / (loss) per share	$(0.16)	$0.76	$(0.17)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	264,884	-
Weighted average common shares outstanding, diluted	63,034,394	77,326,111	93,735,549

Diluted earnings / (loss) per share	$(0.16)	$0.76	$(0.17)